PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95.2%
Australia : 15.9%
21,633
Ampol Ltd.
$ 501,640
0.6
60,208
ANZ Group Holdings Ltd.
1,136,359
1.4
22,268
Aristocrat Leisure Ltd.
669,407
0.8
15,947
Aurizon Holdings Ltd.
39,187
0.0
45,466
BHP Group Ltd. - Class DI
1,353,173
1.7
24,434
BlueScope Steel Ltd.
344,810
0.4
21,396
Brambles Ltd.
203,380
0.2
3,249
Cochlear Ltd.
700,133
0.9
59,401
Coles Group Ltd.
651,213
0.8
4,195  Commonwealth Bank of
Australia
335,303
0.4
12,932
Computershare Ltd.
228,572
0.3
1,931
CSL Ltd.
361,460
0.5
15,666  Endeavour Group Ltd./
Australia
51,934
0.1
22,246  Fortescue Metals Group
Ltd.
367,618
0.5
161,284
GPT Group
452,451
0.6
117,170
Medibank Pvt Ltd.
291,172
0.4
23,010  National Australia Bank
Ltd.
521,165
0.7
24,493
Origin Energy Ltd.
166,685
0.2
64,096
QBE Insurance Group Ltd.
762,044
1.0
532
REA Group Ltd.
66,531
0.1
7,143
Rio Tinto Ltd.
614,401
0.8
45,424
Santos Ltd.
230,804
0.3
301,949
Scentre Group
637,145
0.8
2,369  Seven Group Holdings
Ltd.
62,095
0.1
56,797
South32 Ltd. - Class DI
150,486
0.2
35,810
Suncorp Group Ltd.
380,347
0.5
237,719
Telstra Group Ltd.
550,569
0.7
24,454
Transurban Group
204,364
0.3
266,293
Vicinity Ltd.
348,092
0.4
1,296
Wesfarmers Ltd.
56,222
0.1
4,600  Woodside Energy Group
Ltd. (WDS)
85,116
0.1
12,523,878
15.9
China : 23.3%
49,600  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
99,455
0.1
102,000  Agricultural Bank of China
Ltd. - Class H
42,761
0.1
154,500  Alibaba Group Holding
Ltd.
1,508,621
1.9
11,600  Anhui Gujing Distillery Co.
Ltd. - Class B
180,223
0.2
7,093
Autohome, Inc., ADR
201,441
0.3
531,000  AviChina Industry &
Technology Co. Ltd. -
Class H
240,941
0.3
1,067,000  Bank of China Ltd. - Class
H
505,804
0.6
56,100  Bank of Jiangsu Co. Ltd. -
Class A
64,017
0.1
11,200  Beijing Tiantan Biological
Products Corp. Ltd. -
Class A
43,874
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
13,500
BYD Co. Ltd. - Class H
$ 378,800
0.5
75,795  By-health Co. Ltd. - Class
A
158,100
0.2
374,000  China CITIC Bank Corp.
Ltd. - Class H
228,743
0.3
676,000  China Communications
Services Corp. Ltd. - Class
H
325,187
0.4
1,045,960  China Construction Bank
Corp. - Class H
742,343
0.9
19,000  China Mengniu Dairy Co.
Ltd.
35,037
0.0
100,500  China Minsheng Banking
Corp. Ltd. - Class H
38,070
0.0
232,000  China Oilfield Services
Ltd. - Class H
247,952
0.3
444,000  China Railway Group Ltd.
- Class H
239,236
0.3
52,814  China Railway Signal &
Communication Corp. Ltd.
- Class A
40,018
0.0
50,500
(1)
China Resources
Pharmaceutical Group Ltd.
37,457
0.0
1,696,000
(1)
China Tower Corp. Ltd. -
Class H
200,266
0.3
11,100  China Yangtze Power Co.
Ltd. - Class A
40,775
0.1
252,000  CMOC Group Ltd. - Class
H
233,144
0.3
276,000  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
462,176
0.6
50,480  CSPC Pharmaceutical
Group Ltd.
42,917
0.1
39,500  Dong-E-E-Jiao Co. Ltd. -
Class A
369,349
0.5
149,500
Fosun International Ltd.
83,980
0.1
121,155  Goldwind Science &
Technology Co. Ltd. -
Class A
130,410
0.2
113,500  Great Wall Motor Co. Ltd.
- Class H
196,482
0.2
108,000  GRG Banking Equipment
Co. Ltd. - Class A
160,660
0.2
620,000  Guangzhou Automobile
Group Co. Ltd. - Class H
258,295
0.3
34,200
(1)
Huatai Securities Co. Ltd.
- Class H
39,026
0.0
23,300  Hubei Jumpcan
Pharmaceutical Co. Ltd. -
Class A
122,537
0.2
498,414  Industrial & Commercial
Bank of China Ltd. - Class
H
282,370
0.4
74,900  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
137,732
0.2
23,704
JD.com, Inc. - Class A
351,377
0.4
38,000  Jiangsu Expressway Co.
Ltd. - Class H
39,557
0.0
78,800
Kingsoft Corp. Ltd.
252,973
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
234,000
Lenovo Group Ltd.
$ 337,079
0.4
8,400  Livzon Pharmaceutical
Group, Inc. - Class A
44,888
0.1
4,100  Luzhou Laojiao Co. Ltd. -
Class A
98,658
0.1
20,730
(1)(2)
Meituan - Class B
282,471
0.4
15,800  MINISO Group Holding
Ltd.
89,191
0.1
23,800
NetEase, Inc.
423,254
0.5
7,200
(1)
Nongfu Spring Co. Ltd. -
Class H
38,337
0.0
928,000  People's Insurance Co.
Group of China Ltd. -
Class H
323,426
0.4
308,000  PetroChina Co. Ltd. -
Class H
315,810
0.4
306,000  PICC Property & Casualty
Co. Ltd. - Class H
398,770
0.5
107,500  Ping An Insurance Group
Co. of China Ltd. - Class H
546,773
0.7
119,525  Shanghai Baosight
Software Co. Ltd. - Class
B
260,080
0.3
812,900  Shanghai Construction
Group Co. Ltd. - Class A
261,474
0.3
163,800  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
243,191
0.3
1,003  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
40,149
0.0
54,400  Sinopharm Group Co. Ltd.
- Class H
148,040
0.2
104,000
Sinotruk Hong Kong Ltd.
241,876
0.3
19,700
TBEA Co. Ltd. - Class A
40,596
0.0
72,600
Tencent Holdings Ltd.
3,368,175
4.3
42,900  Tian Di Science &
Technology Co. Ltd. -
Class A
41,885
0.1
40,000  Tingyi Cayman Islands
Holding Corp.
48,865
0.1
26,400
(2)
Tongcheng Travel
Holdings Ltd.
60,445
0.1
268,000
(1)
Topsports International
Holdings Ltd.
174,927
0.2
37,000  TravelSky Technology Ltd.
- Class H
48,736
0.1
13,542  Vipshop Holdings Ltd.,
ADR
217,620
0.3
86,000  Weichai Power Co. Ltd. -
Class H
154,484
0.2
58,500  Western Mining Co. Ltd. -
Class A
150,394
0.2
82,000
Xinyi Solar Holdings Ltd.
54,262
0.1
84,000
(1)
Yadea Group Holdings Ltd.
134,398
0.2
68,000  Yankuang Energy Group
Co. Ltd. - Class H
169,959
0.2
9,300  YongXing Special
Materials Technology Co.
Ltd. - Class A
55,233
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
90,800  Yutong Bus Co. Ltd. -
Class A
$ 305,801
0.4
23,600  Zhejiang Dahua
Technology Co. Ltd. -
Class A
53,472
0.1
408,000  Zhejiang Expressway Co.
Ltd. - Class H
266,417
0.3
51,100  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
200,123
0.3
18,401,365
23.3
Hong Kong : 5.0%
75,974
AIA Group Ltd.
590,105
0.7
196,500  BOC Hong Kong Holdings
Ltd.
617,677
0.8
234,000  Bosideng International
Holdings Ltd.
135,397
0.2
36,000  China Overseas Land &
Investment Ltd.
68,222
0.1
101,500
CK Asset Holdings Ltd.
402,025
0.5
52,000  CK Hutchison Holdings
Ltd.
253,920
0.3
302,000
Far East Horizon Ltd.
242,515
0.3
97,000  Geely Automobile Holdings
Ltd.
118,071
0.2
8,800  Jardine Matheson
Holdings Ltd.
324,319
0.4
78,000  Power Assets Holdings
Ltd.
433,083
0.6
26,000
Swire Pacific Ltd. - Class A
226,321
0.3
175,000
Swire Properties Ltd.
321,874
0.4
14,500  Techtronic Industries Co.
Ltd.
178,376
0.2
3,911,905
5.0
India : 16.8%
1,216
ABB India Ltd.
121,156
0.1
2,965  Adani Ports & Special
Economic Zone Ltd.
51,160
0.1
18,304
Aurobindo Pharma Ltd.
260,217
0.3
61,675
Axis Bank Ltd.
859,825
1.1
1,192
Bajaj Auto Ltd.
129,822
0.2
5,718
Bajaj Finance Ltd.
459,050
0.6
69,648
Bank of Baroda
221,628
0.3
3,008  Cholamandalam
Investment and Finance
Co. Ltd.
44,781
0.1
2,364
Cipla Ltd./India
41,065
0.0
7,751  Colgate-Palmolive India
Ltd.
246,935
0.3
35,279
HCL Technologies Ltd.
560,863
0.7
18,576
HDFC Bank Ltd.
341,220
0.4
26,021
Hindalco Industries Ltd.
215,568
0.3
91,817
ICICI Bank Ltd.
1,234,117
1.6
20,699
IndusInd Bank Ltd.
362,907
0.5
18,024
Infosys Ltd.
305,527
0.4
75,225
ITC Ltd.
384,692
0.5
3,014
Kotak Mahindra Bank Ltd.
60,775
0.1
18,345
Larsen & Toubro Ltd.
807,365
1.0
7,532
Lupin Ltd.
143,003
0.2
2,378
Maruti Suzuki India Ltd.
353,829
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
107,527  Oil & Natural Gas Corp.
Ltd.
$ 341,460
0.4
7,136
PI Industries Ltd.
303,053
0.4
92,989
Power Finance Corp. Ltd.
549,893
0.7
183,938  Power Grid Corp. of India
Ltd.
684,431
0.9
78,078
REC Ltd.
503,977
0.6
8,356
Reliance Industries Ltd.
286,660
0.4
20,032
Shriram Finance Ltd.
565,882
0.7
1,053
Supreme Industries Ltd.
66,740
0.1
18,693  Tata Consultancy Services
Ltd.
823,743
1.0
13,893
Tata Motors Ltd.
153,907
0.2
243,293
Tata Steel Ltd.
488,026
0.6
12,055  Torrent Pharmaceuticals
Ltd.
389,862
0.5
139,824
Union Bank of India Ltd.
268,793
0.3
9,572
UPL Ltd.
58,381
0.1
105,252
Vedanta Ltd.
566,712
0.7
13,257,025
16.8
Indonesia : 0.7%
1,605,200  Bank Rakyat Indonesia
Persero Tbk PT
430,257
0.6
144,400  Indah Kiat Pulp & Paper
Tbk PT
81,079
0.1
511,336
0.7
Ireland : 1.1%
5,998
(2)
PDD Holdings, Inc., ADR
898,380
1.1
Malaysia : 1.5%
269,900
CIMB Group Holdings Bhd
392,973
0.5
238,600
Genting Bhd
241,449
0.3
371,500
Genting Malaysia Bhd
209,540
0.3
107,400
Malayan Banking Bhd
226,632
0.3
127,400
Public Bank Bhd
111,015
0.1
1,181,609
1.5
Philippines : 0.2%
177,680  Metropolitan Bank & Trust
Co.
188,609
0.2
Singapore : 3.0%
44,100
(1)
BOC Aviation Ltd.
327,594
0.4
244,300  CapitaLand Ascendas
REIT
473,402
0.6
2,700
DBS Group Holdings Ltd.
71,998
0.1
770,700
Genting Singapore Ltd.
519,844
0.7
9,000  Oversea-Chinese Banking
Corp. Ltd.
96,859
0.1
91,900
Sembcorp Industries Ltd.
347,273
0.4
11,700
Singapore Airlines Ltd.
58,752
0.1
62,900
Singapore Exchange Ltd.
445,851
0.6
2,341,573
3.0
South Korea : 8.7%
1,824
Amorepacific Corp.
256,216
0.3
1,312
CJ CheilJedang Corp.
332,240
0.4
4,355
DB Insurance Co. Ltd.
326,396
0.4
3,143
GS Holdings Corp.
99,229
0.1
8,198  Hankook Tire &
Technology Co. Ltd.
259,769
0.3
6,336
HD Hyundai Co. Ltd.
315,759
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,867
(2)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
$ 270,882
0.3
1,960
Hyundai Mobis Co. Ltd.
305,593
0.4
1,875
Hyundai Motor Co.
344,070
0.4
2,825
Hyundai Steel Co.
60,674
0.1
6,274
KB Financial Group, Inc.
360,694
0.5
6,226
Kia Corp.
531,428
0.7
4,188  Korea Investment Holdings
Co. Ltd.
197,531
0.3
6,654
KT Corp.
177,659
0.2
924
LG Chem Ltd.
236,154
0.3
5,163
LG Electronics, Inc.
392,717
0.5
294
NAVER Corp.
36,397
0.0
39,192  NH Investment &
Securities Co. Ltd.
348,081
0.4
11,660  Samsung Electronics Co.
Ltd.
617,780
0.8
1,441  Samsung Fire & Marine
Insurance Co. Ltd.
363,788
0.5
8,277  Shinhan Financial Group
Co. Ltd.
283,956
0.4
2,161
SK hynix, Inc.
297,760
0.4
3,574
SK Telecom Co. Ltd.
131,887
0.2
2,365
SK, Inc.
302,070
0.4
6,848,730
8.7
Taiwan : 16.5%
127,000
Acer, Inc.
208,337
0.3
1,000
Alchip Technologies Ltd.
89,343
0.1
44,000  ASE Technology Holding
Co. Ltd.
213,641
0.3
33,000
Asustek Computer, Inc.
525,372
0.7
228,000
Compal Electronics, Inc.
261,823
0.3
30,000
Delta Electronics, Inc.
302,295
0.4
1,000
eMemory Technology, Inc.
68,124
0.1
187,000  Hon Hai Precision Industry
Co. Ltd.
995,868
1.3
72,000
Inventec Corp.
119,897
0.2
29,000
MediaTek, Inc.
1,110,529
1.4
65,000  Micro-Star International
Co. Ltd.
386,111
0.5
19,000  Novatek Microelectronics
Corp.
350,273
0.4
23,000  President Chain Store
Corp.
191,906
0.2
19,000
Quanta Computer, Inc.
161,431
0.2
21,000  Realtek Semiconductor
Corp.
354,561
0.4
267,627  Taiwan Semiconductor
Manufacturing Co. Ltd.
6,853,377
8.7
231,000  United Microelectronics
Corp.
393,260
0.5
18,000
Wistron Corp.
62,702
0.1
1,000
Wiwynn Corp.
76,535
0.1
69,000  Zhen Ding Technology
Holding Ltd.
261,142
0.3
12,986,527
16.5

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand : 2.5%
280,900  Bangkok Dusit Medical
Services PCL - Class F
$ 206,333
0.3
10,600
Bumrungrad Hospital PCL
69,785
0.1
396,500
(2)
Charoen Pokphand Foods
PCL
245,759
0.3
405,500
Indorama Ventures PCL
255,257
0.3
73,400
Kasikornbank PCL
261,771
0.3
324,200
Krung Thai Bank PCL
151,758
0.2
9,100  PTT Exploration &
Production PCL
38,265
0.0
334,400
PTT Global Chemical PCL
316,839
0.4
158,500
SCB X PCL
457,670
0.6
2,003,437
2.5
Total Common Stock
(Cost $65,735,183)
75,054,374
95.2
EXCHANGE-TRADED FUNDS : 0.6%
6,432  iShares MSCI All Country
Asia ex Japan ETF
451,205
0.6
Total Exchange-Traded
Funds
(Cost $426,569)
451,205
0.6
PREFERRED STOCK : 2.6%
South Korea : 2.6%
47,579  Samsung Electronics Co.
Ltd.
2,075,924
2.6
Total Preferred Stock
(Cost $1,620,306)
2,075,924
2.6
Total Long-Term
Investments
(Cost $67,782,058)
77,581,503
98.4
SHORT-TERM INVESTMENTS : 1.1%
Mutual Funds : 1.1%
886,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.230%
(Cost $886,000) $ 886,000 1.1
Total Short-Term
Investments
(Cost $886,000)
886,000
1.1
Total Investments in
Securities
(Cost $68,668,058) $ 78,467,503 99.5
Assets in Excess of
Other Liabilities 388,888 0.5
Net Assets $ 78,856,391 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of May 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 23.3%
Financials 23.2
Consumer Discretionary 11.5
Industrials 8.3
Materials 7.5
Communication Services 7.0
Health Care 4.1
Real Estate 3.7
Consumer Staples 3.7
Energy 3.4
Utilities 2.1
Exchange-Traded Funds 0.6
Short-Term Investments 1.1
Assets in Excess of Other Liabilities 0.5
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 12,523,878 $ — $ 12,523,878
China 459,836 17,941,529 — 18,401,365
Hong Kong 242,515 3,669,390 — 3,911,905
India — 13,257,025 — 13,257,025
Indonesia — 511,336 — 511,336
Ireland 898,380 — — 898,380
Malaysia — 1,181,609 — 1,181,609
Philippines — 188,609 — 188,609
Singapore — 2,341,573 — 2,341,573
South Korea — 6,848,730 — 6,848,730
Taiwan — 12,986,527 — 12,986,527
Thailand — 2,003,437 — 2,003,437
Total Common Stock 1,600,731 73,453,643 — 75,054,374
Exchange-Traded Funds 451,205 — — 451,205
Preferred Stock — 2,075,924 — 2,075,924
Short-Term Investments 886,000 — — 886,000
Total Investments, at fair value $ 2,937,936 $ 75,529,567 $ — $ 78,467,503
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (24,436) $ — $ (24,436)
Total Liabilities $ — $ (24,436) $ — $ (24,436)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2024, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI Australia
ETF
UBS AG Call 06/21/24 USD 25.240 87,163 USD 2,148,568 $ 26,838 $ (9,814)
iShares MSCI
Emerging Markets ETF
Bank of America N.A. Call 06/21/24 USD 43.790 408,769 USD 17,082,456 264,923 (14,622)
$ 291,761 $ (24,436)
Currency Abbreviations:
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 15,219,866
Gross Unrealized Depreciation (5,420,421)
Net Unrealized Appreciation $ 9,799,445